Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentrations [Line Items]
Cash deposit (in Dollars)	$ 2,262,851	$ 3,805,103
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentrations [Line Items]
Total revenue, percentage	63.60%	52.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentrations [Line Items]
Total revenue, percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentrations [Line Items]
Total revenue, percentage	57.40%	63.20%